SCHEDULE OF INFORMATION CONCERNING OUTSTANDING AND EXERCISABLE OPTIONS (Details) - Intec Pharma Ltd. [Member]	12 Months Ended
Dec. 31, 2020 $ / shares shares
Options outstanding, Number of options outstanding at the end of year	263,080
Options exercisable, Number of options exercisable at the end of year	141,327
Exercise Price Per Share One [Member]
Exercise price per share, minimum | $ / shares	$ 6.15
Exercise price per share, maximum | $ / shares	$ 6.67
Options outstanding, Number of options outstanding at the end of year	60,750
Options outstanding, Weighted average remaining contractual life	6 years 7 months 21 days
Options exercisable, Number of options exercisable at the end of year
Options exercisable, Weighted average remaining contractual life	0 years
Exercise Price Per Share Range Two [Member]
Exercise price per share, minimum | $ / shares	$ 8.58
Exercise price per share, maximum | $ / shares	$ 8.94
Options outstanding, Number of options outstanding at the end of year	60,416
Options outstanding, Weighted average remaining contractual life	4 years 11 months 4 days
Options exercisable, Number of options exercisable at the end of year	28,810
Options exercisable, Weighted average remaining contractual life	3 years 10 months 28 days
Exercise Price Per Share Range Three [Member]
Exercise price per share, minimum | $ / shares	$ 11.1
Exercise price per share, maximum | $ / shares	$ 18.0
Options outstanding, Number of options outstanding at the end of year	21,000
Options outstanding, Weighted average remaining contractual life	5 years 8 months 16 days
Options exercisable, Number of options exercisable at the end of year	8,668
Options exercisable, Weighted average remaining contractual life	5 years 8 months 16 days
Exercise Price Per Share Range Four [Member]
Options outstanding, Number of options outstanding at the end of year	11,224
Options outstanding, Weighted average remaining contractual life	5 years 4 months 13 days
Options exercisable, Number of options exercisable at the end of year	11,224
Options exercisable, Weighted average remaining contractual life	5 years 4 months 13 days
Options outstanding, Exercise price per share | $ / shares	$ 70.52
Exercise Price Per Share Range Five [Member]
Exercise price per share, minimum | $ / shares	82.8
Exercise price per share, maximum | $ / shares	$ 89.3
Options outstanding, Number of options outstanding at the end of year	20,440
Options outstanding, Weighted average remaining contractual life	5 years 18 days
Options exercisable, Number of options exercisable at the end of year	14,692
Options exercisable, Weighted average remaining contractual life	4 years 11 months 12 days
Exercise Price Per Share Six [Member]
Options outstanding, Number of options outstanding at the end of year	4,000
Options outstanding, Weighted average remaining contractual life	5 years 5 months 27 days
Options exercisable, Number of options exercisable at the end of year	1,996
Options exercisable, Weighted average remaining contractual life	5 years 5 months 27 days
Options outstanding, Exercise price per share | $ / shares	$ 97.2
Exercise Price Per Share Range Seven [Member]
Exercise price per share, minimum | $ / shares	103.8
Exercise price per share, maximum | $ / shares	$ 109.2
Options outstanding, Number of options outstanding at the end of year	21,750
Options outstanding, Weighted average remaining contractual life	4 years 10 months 6 days
Options exercisable, Number of options exercisable at the end of year	21,188
Options exercisable, Weighted average remaining contractual life	4 years 10 months 14 days
Exercise Price Per Share Range Eight [Member]
Exercise price per share, minimum | $ / shares	$ 120.0
Exercise price per share, maximum | $ / shares	$ 122.0
Options outstanding, Number of options outstanding at the end of year	11,542
Options outstanding, Weighted average remaining contractual life	7 months 6 days
Options exercisable, Number of options exercisable at the end of year	11,542
Options exercisable, Weighted average remaining contractual life	7 months 6 days
Exercise Price Per Share Nine [Member]
Options outstanding, Number of options outstanding at the end of year	19,000
Options outstanding, Weighted average remaining contractual life	6 years 11 months 12 days
Options exercisable, Number of options exercisable at the end of year	19,000
Options exercisable, Weighted average remaining contractual life	6 years 11 months 12 days
Options outstanding, Exercise price per share | $ / shares	$ 134.0
Exercise Price Per Share Range Ten [Member]
Exercise price per share, minimum | $ / shares	152.6
Exercise price per share, maximum | $ / shares	$ 152.8
Options outstanding, Number of options outstanding at the end of year	22,958
Options outstanding, Weighted average remaining contractual life	4 years 5 months 1 day
Options exercisable, Number of options exercisable at the end of year	14,207
Options exercisable, Weighted average remaining contractual life	3 years 11 months 23 days
Exercise Price Per Share Eleven [Member]
Options outstanding, Number of options outstanding at the end of year	10,000
Options outstanding, Weighted average remaining contractual life	6 years 10 months 28 days
Options exercisable, Number of options exercisable at the end of year	10,000
Options exercisable, Weighted average remaining contractual life	6 years 10 months 28 days
Options outstanding, Exercise price per share | $ / shares	$ 171.2